Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

December 20, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab 1-5 Year Corporate Bond ETF

Schwab 5-10 Year Corporate Bond ETF

Schwab Long-Term U.S. Treasury ETF

(the Funds) each a series of Schwab Strategic Trust (the Registrant)

(File Nos. 333-160595 and 811-22311)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 dated December 13, 2019 to the Funds’ prospectus, dated October 3, 2019, as supplemented. The purpose of this filing is to submit, in XBRL, the 497 dated December 13, 2019.

Any questions or comments on this filing should be directed to the undersigned at (720) 418-2441.

Respectfully,

/s/ Robin Nesbitt

Robin Nesbitt

Corporate Counsel